Convertible Notes Payable Narrative (Details)	Dec. 31, 2015 USD ($)	Nov. 16, 2015 USD ($) $ / shares shares	Oct. 31, 2015 USD ($) $ / shares shares	Jun. 30, 2015 USD ($)	Mar. 25, 2015 USD ($) $ / shares	Mar. 23, 2015 USD ($) $ / shares	Mar. 20, 2015 USD ($) $ / shares	Feb. 02, 2015 USD ($) $ / shares	Oct. 05, 2014 USD ($)	Jun. 30, 2014 USD ($)
Convertible Notes Payable Narrative Details
Principal balance on these notes	$ 90,000			$ 110,000						$ 110,000
Principal balance on these notes	22,500			22,500						40,000
Company may borrow an aggregate					$ 1,500,000
Note bears interest per annum					12.00%
Note is convertible at a conversion price per share or at an 80% & 20% discount to the average five lowest bid prices over a 30&10-day period | $ / shares					$ 0.001	$ 0.04	$ 0.04	$ 0.001
Holder own outstanding common stock					9.99%		4.90%	9.99%
Debtholder converted principal and accrued interest into Preferred C Shares value		$ 1,107,606
Debtholder converted principal and accrued interest into Preferred C Shares | shares		1,107,607
Series C Preferred Share can be converted to Shares of Common Stock | shares		50
Company issued warrants to purchase shares of common stock | shares		41,454,851
Common stock at an exercise price per share or an 80% discount to average of five lowest bid prices during 30 trading days | $ / shares		$ 0.005
Warrant for a period in years		3
Principal balance on these notes				989,503						72,000
Company entered into a convertible notes with an individual						$ 12,500	$ 25,000	$ 165,000	$ 12,500
Company entered into a convertible notes with an individual interest per annum						18.00%	7.00%	12.00%	8.00%
Principal balance on these notes				12,500
Original issue discount								$ 5,000
Principal balance on these notes	50,000			165,000
Common stock at a conversion price per share | $ / shares						$ 0.04
Principal balance on these notes	12,500			50,000
Principal balance on these notes				12,500
Net of a discount	$ 13,013			$ 53,013						$ 17,998
Company entered into a note payable			$ 500,000
Company entered into a note payable simple interest for a one year with Roy Meadows			12.00%
Note is convertible at a price per share | $ / shares			$ 0.02
Maximum shares payable | shares			25,000,000
Option to renew with a fee			10.00%